Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income (loss) before income taxes, and provision (benefit) for income taxes

The components of income (loss) before income taxes, and the provision (benefit) for income taxes are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Income before income taxes
United States	$91.8	$136.8	$119.3
Foreign	(0.6)	91.0	110.5

Total	91.2	227.8	229.8

Income tax provision (benefit):
Current:
United States	71.2	41.4	49.8
State	5.5	8.2	10.6
Foreign	18.0	23.7	30.8

Total	94.7	73.3	91.2

Deferred:
United States	(9.8)	(0.4)	(10.0)
State	(1.4)	0.2	(1.5)
Foreign	(19.4)	0.1	(2.5)

Total	(30.6)	(0.1)	(14.0)

Total income tax provision	$64.1	$73.2	$77.2

Major differences between federal statutory rate and effective tax rate

Major differences between the federal statutory rate and the effective tax rate are as follows:

	Year Ended December 31,
	2014	2013	2012
Federal statutory rate	35.0%	35.0%	35.0%
Rate of state income taxes, net of federal tax benefit	3.0	2.3	4.6
Statutory rate other than U.S. statutory rate	(0.3)	(3.2)	(3.5)
Thailand repatriation related to the Spin-off	15.5	—	—
Non-deductible expenses related to the Spin-off	17.6	—	—
Change in valuation allowances	2.1	0.6	(1.9)
Other, net	(2.6)	(2.6)	(0.6)

Effective tax rate	70.3%	32.1%	33.6%

Summary of significant components of deferred tax assets and liabilities

The following is a summary of the significant components of the Company’s deferred tax assets and liabilities (in millions):

	As of December 31,
	2014	2013
Deferred tax assets
Inventories	$—	$23.8
Intangibles, net	13.8	—
Accrued liabilities	16.7	14.8
Other	2.7	15.3

	33.2	53.9
Valuation allowance	(0.8)	(4.3)

Total deferred assets	32.4	49.6

Deferred tax liabilities
Inventories	$17.4	$—
Property, plant and equipment, net	27.5	45.8
Intangibles, net	—	47.2
Other	1.2	0.1

Total deferred tax liabilities	46.1	93.1

Net deferred tax liabilities	$13.7	$43.5

Reconciliation of beginning and ending amount of unrecognized tax benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows (in millions):

	As of December 31,
	2014	2013
Beginning of year	$19.5	$18.1
Gross increases for income tax positions taken during current period	0.2	1.3
Gross increases for tax positions of prior years	—	5.8
Gross decreases for tax positions of prior years	(0.9)	(4.2)
Decreases for tax positions retained by Kimberly-Clark as a result of the Spin-off	(16.6)	—
Decreases for settlements with taxing authorities	(0.5)	(1.4)
Decreases for lapse of the applicable statute of limitations	(0.1)	(0.1)

End of year	$1.6	$19.5